Share capital, Share premium and other reserves (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Aug. 03, 2022	Aug. 02, 2022
Disclosure of classes of share capital [line items]
Share price	£ 0.01		£ 0.01	£ 1.25
Beginning Balance	£ 26,480,000	£ 27,412,000
Issue of share capital	22,150,000
Capital reduction	22,058,000
Ending Balance	16,457,000	26,223,000
Share capital
Disclosure of classes of share capital [line items]
Beginning Balance	1,000	1,000
Issue of share capital	11,543,267	13,166,000
Capital reduction	11,450,871	13,166,000
Consolidation of shares	(50)
Ending Balance	92,346	1,000
Share premium
Disclosure of classes of share capital [line items]
Beginning Balance		20,842,000
Issue of share capital	10,606,752
Capital reduction	£ 10,606,752	£ 20,842,000
Ordinary shares at £1.00 each
Disclosure of classes of share capital [line items]
Share price	£ 1.00
Beginning balance (Shares)	2
Issue of share capital (shares)	18
Consolidation of shares (Shares)	(20)
Ordinary shares at £5.00 each
Disclosure of classes of share capital [line items]
Share price	£ 5.00
Consolidation of shares (Shares)	4
Sub-division of shares (shares)	(4)
Ordinary shares at £1.25 each
Disclosure of classes of share capital [line items]
Share price	£ 1.25
Issue of share capital	£ 11,543,217
Issue of share capital (shares)	9,234,573,815
Capital reduction	£ 11,543,217
Capital Reduction / redemption (shares)	(9,234,573,831)
Sub-division of shares (shares)	16
Ordinary shares at £0.01 each
Disclosure of classes of share capital [line items]
Share price	£ 0.01
Capital reduction	£ 92,346
Capital Reduction / redemption (shares)	9,234,573,831
Ending balance (shares)	9,234,573,831
Ending Balance	£ 92,346
Redeemable Preference Shares at £1.00 each
Disclosure of classes of share capital [line items]
Share price	£ 1.00
Issue of share capital	£ 50
Issue of share capital (shares)	49,996
Consolidation of shares	£ (50)
Consolidation of shares (Shares)	(49,996)